Provisions	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Provisions
26. Provisions
The Provisions, which amount to
€
9,444 thousand in 2023 (2022:
€
7,125 thousand) represent management’s best estimate of the potential liabilities. In managements’ opinion, based on the information available to them, the total amount allocated for risks and charges at the reporting date is adequate in respect of the liabilities that could arise from the underlying circumstances.
The following tables show the movement of the provisions in 2023 and 2022:

(Euro thousands)	Provisions for litigation	Provisions for contingencies and losses	Other provisions	Total provisions
At January 1, 2022	1,774	4,383	1,150	7,307
Of which current	—	2,476	665	3,141
Of which non-current	1,774	1,907	485	4,166
Provisions	991	1,060	364	2,415
Releases	(627)	(786)	(19)	(1,432)
Utilizations	—	(869)	(457)	(1,326)
Exchange differences	—	185	(24)	161

At December 31, 2022	2,138	3,973	1,014	7,125
Of which current	12	2,470	532	3,014
Of which non-current	2,126	1,503	482	4,111
Provisions	6,370	—	153	6,523
Releases	(1,181)	(893)	(30)	(2,104)
Utilizations	(12)	(1,080)	(814)	(1,906)
Exchange differences	(124)	(70)	—	(194)

At December 31, 2023	7,191	1,930	323	9,444

Of which current	5,181	954	135	6,270
Of which non-current	2,010	976	188	3,174
The provision for litigation includes provisions for various litigated matters that have occurred in the ordinary course of business.
The Group is a defendant in various other legal and fiscal lawsuits arising in the ordinary course of business. It is the opinion of the management of the Company that it has meritorious defenses against all such outstanding claims, which the Company will vigorously pursue, and that the outcome of such claims, individually or in the aggregate, will not have a material adverse effect on the Group’s consolidated financial position or results of operations.